Taxes payable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Brazil [Abstract]
IPI	R$ 60,917	R$ 59,323
IR and CSL	405,567	222,680
ICMS	257,720	182,034
PIS and COFINS	82,140	59,105
Other	52,926	62,743
Other countries
IR	66,059	46,670
Value-added tax	22,242	15,622
Total	947,571	648,177
Current liabilities	894,769	624,080
Non-current liabilities	52,802	24,097
Total	R$ 947,571	R$ 648,177